UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5508
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2015

Master Income ETF
Ticker: HIPS

Master Income ETF

Master Income ETF

PORTFOLIO ALLOCATION
As of May 31, 2015 (Unaudited)
Percentage of
Sector	Net Assets
Real Estate Investment Trusts	45.8%
Mutual Funds	16.5
Finance and Insurance	10.4
Transportation and Warehousing	10.3
Mining, Quarrying, and Oil and Gas Extraction	5.9
Short-Term Investments	3.3
Manufacturing	2.2
Utilities	2.0
Exchange Traded Funds	1.8
Wholesale Trade	1.4
Retail Trade	0.2
Energy	0.1
Real Estate and Rental and Leasing	0.1
100.0%

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)
Shares		Value
COMMON STOCKS – 32.6%

	Energy – 0.1%
280	Transocean Partners LLC	$4,332

	Finance and Insurance – 10.4%
865	AllianceBernstein Holding LP	27,126
650	Apollo Global Management LLC	14,430
115	Ares Management LP	2,241
130	Artisan Partners Asset Management, Inc.	5,734
160	Calamos Asset Management, Inc.	1,960
175	Cohen & Steers, Inc.	6,563
320	Ellington Financial LLC	6,304
920	Federated Investors, Inc.	32,016
1,005	Fortress Investment Group LLC	7,869
4,110	KKR & Company LP	94,325
120	Oaktree Capital Group LLC	6,572
465	Och-Ziff Capital Management Group LLC	5,831
5,403	The Blackstone Group LP	236,651
675	The Carlyle Group LP	20,810
815	Waddell & Reed Financial, Inc.	38,941
70	Westwood Holdings Group, Inc.	3,973
		511,346
	Manufacturing – 2.2%
195	BP Prudhoe Bay Royalty Trust	13,012
445	Calumet Specialty Products Partners LP	11,850
135	CVR Energy, Inc.	5,233
435	CVR Refining LP	8,522
1,640	HollyFrontier Corporation	68,306
		106,923
	Mining, Quarrying, and Oil and Gas Extraction – 5.9%
145	Alliance Holdings GP LP	6,989
355	Alliance Resource Partners LP	10,646
455	Atlas Resource Partners LP	3,444
1,800	Breitburn Energy Partners LP	9,576
585	Diamond Offshore Drilling, Inc.	17,749
125	Emerge Energy Services LP	4,947
2,165	Ensco PLC	50,878
435	EV Energy Partners LP	6,147

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
COMMON STOCKS (Continued)

	Mining, Quarrying, and Oil and Gas Extraction (Continued)
325	Exterran Partners LP	$8,414
600	Legacy Reserves LP	6,024
1,930	Linn Energy LLC	20,419
1,205	LINNCO	12,616
725	Memorial Production Partners LP	10,831
650	Natural Resource Partners LP	2,665
2,330	Noble Corporation PLC	39,028
465	Ocean Rig UDW, Inc.	3,604
550	SeaDrill Partners LLC	7,574
3,050	Transocean Limited	57,493
790	Vanguard Natural Resources, LLC	12,545
50	Viper Energy Partners LP	928
		292,517
	Real Estate and Rental and Leasing – 0.1%
225	Arlington Asset Investment Corporation	4,655

	Retail Trade – 0.2%
1,095	Crestwood Equity Partners LP	5,475
175	Global Partners LP	7,280
		12,755
	Transportation and Warehousing – 10.3%
1,050	Buckeye Partners LP	81,196
740	DCP Midstream Partners LP	27,972
430	Enable Midstream Partners LP	7,654
3,053	Energy Transfer Partners LP	171,670
420	Golar LNG Partners LP	11,848
300	Holly Energy Partners LP	10,119
550	NuStar Energy LP	34,326
295	NuStar GP Holdings LLC	11,322
1,355	ONEOK Partners LP	52,913
1,265	Scorpio Tankers, Inc.	11,537
525	Ship Finance International Limited	8,584
1,217	Targa Resources Partners LP	52,611
450	Teekay LNG Partners LP	15,777
580	Teekay Offshore Partners LP	12,963
		510,492

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
COMMON STOCKS (Continued)

	Utilities – 2.0%
519	Enbridge Energy Management LLC (a)	$18,772
3,665	Ultrapar Holdings, Inc.	79,274
		98,046
	Wholesale Trade – 1.4%
590	Cheniere Energy Partners LP	19,582
1,375	Crestwood Midstream Partners LP	18,453
300	Foresight Energy LP	4,197
255	Martin Midstream Partners LP	8,986
600	NGL Energy Partners LP	18,036
		69,254
	TOTAL COMMON STOCKS (Cost $1,541,317)	1,610,320

EXCHANGE TRADED FUNDS – 1.8%
2,600	Aberdeen Asia-Pacific Income Fund, Inc.	13,780
230	Advent Claymore Convertible
	Securities and Income Fund	3,972
880	AllianceBernstein Global High Income Fund, Inc.	10,894
1,220	BlackRock Corporate High Yield Fund, Inc.	13,664
365	BlackRock Floating Rate Income
	Strategies Fund, Inc.	5,008
530	MFS Charter Income Trust	4,717
1,165	MFS Intermediate Income Trust	5,615
1,340	Putnam Premier Income Trust	7,035
465	Templeton Emerging Markets Income Fund	5,138
300	Western Asset Emerging Markets Debt	4,758
835	Western Asset High Income Opportunity Fund, Inc.	6,672
600	Western Asset/Claymore Inflation-Linked
	Securities & Income Fund	6,864
	TOTAL EXCHANGE TRADED FUNDS (Cost $88,635)	88,117

MUTUAL FUNDS – 16.5%
2,405	AllianceBernstein Income Fund, Inc.	18,711
845	AllianzGI Convertible & Income Fund	7,411
720	AllianzGI Convertible & Income Fund II	5,580
2,360	Apollo Investment Corporation	18,526

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
MUTUAL FUNDS (Continued)
150	Apollo Senior Floating Rate Fund, Inc.	$2,692
145	Apollo Tactical Income Fund, Inc.	2,390
3,090	Ares Capital Corporation	51,757
170	Ares Dynamic Credit Allocation	2,728
195	Babson Capital Global Short Duration
	High Yield Fund	3,986
565	BlackRock Build America Bond Trust	12,051
265	BlackRock Core Bond Trust	3,532
1,075	BlackRock Credit Allocation Income Trust	14,190
1,805	BlackRock Debt Strategies Fund, Inc.	6,733
230	BlackRock Floating Rate Income Trust	3,103
625	BlackRock Income Trust, Inc.	4,056
760	BlackRock Kelso Capital Corporation	7,159
360	BlackRock Limited Duration Income Trust	5,789
370	BlackRock Multi-Sector Income Trust	6,364
145	Blackstone/GSO Senior Floating Rate Term Fund	2,558
435	Blackstone/GSO Strategic Credit Fund	7,012
245	Brookfield High Income Fund, Inc.	2,139
220	Brookfield Mortgage Opportunity	3,555
135	Brookfield Total Return Fund, Inc.	3,139
650	Calamos Convertible Opportunities & Income Fund	8,391
690	Calamos Convertible and High Income Fund	9,901
570	Calamos Global Dynamic Income Fund	5,107
115	Capital Finance Corporation	2,000
505	Clough Global Opportunities Fund	6,161
290	Cohen & Steers Limited Duration
	Preferred and Income Fund	6,832
120	Cohen & Steers Select Preferred
	and Income Fund, Inc.	3,052
965	Credit Suisse High Yield Bond Fund, Inc.	2,692
150	Deutsche High Income Opportunities Fund, Inc.	2,197
895	DoubleLine Income Solutions Fund	18,267
140	DoubleLine Opportunistic Credit Fund	3,359
710	Dreyfus High Yield Strategies Fund	2,548
270	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,603
390	Eaton Vance Floating-Rate Income Trust	5,600
1,145	Eaton Vance Limited Duration Income Fund	16,190
365	Eaton Vance Senior Floating-Rate Trust	5,223

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
MUTUAL FUNDS (Continued)
370	Eaton Vance Senior Income Trust	$2,383
185	Eaton Vance Short Duration
	Diversified Income Fund	2,684
155	Fidus Investment Corporation	2,557
1,525	Fifth Street Finance Corporation	10,583
270	Fifth Street Senior Floating Rate Corporation	2,692
170	First Trust Aberdeen Global
	Opportunity Income Fund	1,970
355	First Trust High Income Long/Short Fund	5,811
595	First Trust Intermediate Duration
	Preferred & Income Fund	13,495
265	First Trust Senior Floating Rate Income Fund II	3,649
190	Flaherty & Crumrine Dynamic
	Preferred Income Fund, Inc.	4,385
430	Flaherty & Crumrine Preferred
	Securities Income Fund, Inc.	8,828
265	Franklin Limited Duration Income Trust	3,236
2,410	FS Investment Corporation	24,968
455	Golub Capital BDC, Inc.	7,881
170	Guggenheim Build America Bonds	3,677
155	Guggenheim Strategic Opportunities Fund	3,288
590	Hercules Technology Growth Capital, Inc.	7,570
715	Invesco Dynamic Credit Opportunities Fund	8,673
1,750	Invesco Senior Income Trust	8,225
160	Ivy High Income Opportunities Fund	2,573
260	John Hancock Preferred Income Fund	5,361
210	John Hancock Preferred Income Fund II	4,328
315	John Hancock Preferred Income Fund III	5,610
485	John Hancock Premium Dividend Fund	6,737
100	Kayne Anderson Energy Development Company	2,826
325	KCAP Financial, Inc.	1,979
150	KKR Income Opportunities Fund	2,439
205	Legg Mason BW Global Income
	Opportunities Fund, Inc.	3,177
175	LMP Capital and Income Fund, Inc.	2,882
420	Main Street Capital Corporation	12,965
220	Medallion Financial Corporation	2,132
600	Medley Capital Corporation	5,622

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
MUTUAL FUNDS (Continued)
755	MFS Multimarket Income Trust	$4,840
705	Morgan Stanley Emerging Markets	6,444
225	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,135
195	MVC Capital, Inc.	1,971
190	Neuberger Berman High Yield Strategies Fund, Inc.	2,329
530	New Mountain Finance Corporation	8,014
260	Nuveen Build America Bond Fund	5,325
1,330	Nuveen Credit Strategies Income Fund	11,864
195	Nuveen Diversified Dividend and Income Fund	2,441
535	Nuveen Floating Rate Income Fund	5,939
375	Nuveen Floating Rate Income Opportunity Fund	4,256
155	Nuveen Mortgage Opportunity Term Fund	3,553
225	Nuveen Preferred & Income Term Fund	5,247
950	Nuveen Preferred Income Opportunities Fund	9,120
645	Nuveen Quality Preferred Income Fund	5,354
1,190	Nuveen Quality Preferred Income Fund II	10,603
380	Nuveen Senior Income Fund	2,554
150	Oxford Lane Capital Corporation	2,375
770	PennantPark Investment Corporation	7,431
720	PIMCO Corporate & Income Opportunity Fund	10,771
390	PIMCO Corporate & Income Strategy Fund	5,881
1,360	PIMCO Dynamic Credit Income Fund	28,179
470	PIMCO Dynamic Income Fund	14,058
100	PIMCO Global StocksPLUS & Income Fund	2,083
1,225	PIMCO High Income Fund	14,026
155	PIMCO Income Opportunity Fund	4,044
245	PIMCO Income Strategy Fund	2,756
585	PIMCO Income Strategy Fund II	6,014
410	PIMCO Strategic Income Fund, Inc.	3,752
240	Pioneer Floating Rate Trust	2,801
285	Pioneer High Income Trust	3,588
3,530	Prospect Capital Corporation	27,887
405	Prudential Global Short Duration
	High Yield Fund, Inc.	6,334
325	Prudential Short Duration High Yield Fund, Inc.	5,119
610	Putnam Master Intermediate Income Trust	2,952
350	Solar Capital Limited	6,692
155	Stone Harbor Emerging Markets Income Fund	2,609

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
MUTUAL FUNDS (Continued)
490	TCP Capital Corporation	$7,948
465	TCW Strategic Income Fund, Inc.	2,516
1,315	Templeton Global Income Fund	9,560
320	THL Credit, Inc.	4,019
590	TICC Capital Corporation	4,148
330	Triangle Capital Corporation	7,966
1,455	Voya Prime Rate Trust	7,930
690	Wells Fargo Advantage Income Opportunities Fund	6,038
410	Wells Fargo Advantage Multi-Sector Income Fund	5,433
280	Western Asset Emerging Markets Income Fund, Inc.	3,144
150	Western Asset Global Corporate Defined
	Opportunity Fund, Inc.	2,685
305	Western Asset Global High Income Fund, Inc.	3,328
820	Western Asset High Income Opportunity Fund, Inc.	4,362
225	Western Asset High Yield Defined
	Opportunity Fund, Inc.	3,632
105	Western Asset Investment Grade Defined
	Opportunity Trust, Inc.	2,205
460	Western Asset Managed High Income Fund, Inc.	2,355
100	Western Asset Mortgage Defined
	Opportunity Fund, Inc.	2,480
285	Western Asset/Claymore Inflation-Linked
	Securities & Income Fund	3,297
	TOTAL MUTUAL FUNDS (Cost $816,350)	814,857

REAL ESTATE INVESTMENT TRUSTS – 45.8%
280	AG Mortgage Investment Trust, Inc.	5,275
595	Altisource Residential Corporation	10,662
3,480	American Capital Agency Corporation	72,593
505	American Capital Mortgage Investment Corporation	8,822
8,595	American Realty Capital Properties, Inc.	76,238
9,335	Annaly Capital Management, Inc.	97,457
1,120	Anworth Mortgage Asset Corporation	5,824
465	Apollo Commercial Real Estate Finance, Inc.	7,984
315	Apollo Residential Mortgage, Inc.	5,015
250	Armada Hoffler Properties, Inc.	2,647
3,580	ARMOUR Residential Real Estate
	Investment Trust, Inc.	10,704

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
1,110	BioMed Realty Trust, Inc.	$22,633
753	Blackstone Mortgage Trust, Inc.	22,756
640	Campus Crest Communities, Inc.	3,622
950	Capstead Mortgage Corporation	11,238
1,000	CBL & Associates Properties, Inc.	17,650
2,315	Chambers Street Properties	17,640
2,038	Chimera Investment Corporation	29,408
1,065	Colony Financial, Inc.	27,328
730	Columbia Property Trust, Inc.	18,980
535	Corporate Office Properties Trust	13,733
665	Corrections Corporate of America	23,381
1,905	Crown Castle International Corporation	155,353
1,585	CYS Investments, Inc.	14,186
780	Digital Realty Trust, Inc.	51,511
380	DuPont Fabros Technology, Inc.	12,251
460	Education Realty Trust, Inc.	15,152
330	EPR Properties	19,031
565	First Potomac Realty Trust	5,706
505	Franklin Street Properties Corporation	5,863
515	Gaming and Leisure Properties, Inc.	18,849
185	Gladstone Commercial Corporation	3,206
405	Government Properties Income Trust	7,906
985	Hatteras Financial Corporation	17,691
2,730	HCP, Inc.	105,706
1,977	Health Care Real Estate Investment Trust, Inc.	138,905
565	Healthcare Realty Trust, Inc.	13,458
715	Healthcare Trust of America, Inc.	17,725
1,160	Hersha Hospitality Trust	7,378
560	Home Properties, Inc.	41,619
870	Hospitality Properties Trust	26,265
245	Independence Realty Trust, Inc.	2,163
500	Inland Real Estate Corporation	5,070
1,265	Invesco Mortgage Capital, Inc.	20,076
1,180	Investors Real Estate Trust	8,543
1,085	Iron Mountain, Inc.	39,570
2,030	Lexington Realty Trust	18,635
1,450	Liberty Property Trust	50,663
195	LTC Properties, Inc.	8,208

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
980	Medical Properties Trust, Inc.	$13,289
3,670	MFA Financial, Inc.	29,140
730	Mid-America Apartment Communities, Inc.	55,765
190	National Health Investors, Inc.	12,567
770	National Retail Properties, Inc.	28,883
1,945	New Residential Investment Corporation	33,182
1,040	New York Mortgage Trust, Inc.	8,237
930	New York Real Estate Investment Trust, Inc.	8,621
2,170	NorthStar Realty Finance Corporation	39,364
825	Omega Healthcare Investors, Inc.	29,725
135	One Liberty Properties, Inc.	2,997
770	Outfront Media, Inc.	21,337
485	Parkway Properties, Inc.	8,337
745	PennyMac Mortgage Investment Trust	13,686
890	Piedmont Office Realty Trust, Inc.	15,299
1,000	Plum Creek Timber Company, Inc.	41,260
740	RAIT Financial Trust	4,706
445	Ramco-Gershenson Properties Trust	7,663
725	Rayonier, Inc.	18,719
805	Redwood Trust, Inc.	12,969
1,290	Resource Capital Corporation	5,392
1,370	Retail Properties of America, Inc.	20,550
295	Ryman Hospitality Properties, Inc.	16,257
305	Sabra Health Care Real Estate Investment Trust, Inc.	8,083
360	Select Income Real Estate Investment Trust	8,438
1,205	Senior Housing Properties Trust	24,112
4,278	Spirit Realty Capital, Inc.	46,160
370	STAG Industrial, Inc.	7,881
2,155	Starwood Property Trust, Inc.	51,483
265	STORE Capital Corporation	5,528
455	Sun Communities, Inc.	28,715
425	The GEO Group, Inc.	16,120
3,725	Two Harbors Investment Corporation	39,820
215	UMH Properties, Inc.	2,122
305	United Development Funding IV	5,414
1,871	Ventas, Inc.	124,459
940	W.P. Carey, Inc.	59,869
645	Washington Real Estate Investment Trust	16,157

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited) (Continued)
Shares		Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
430	Western Asset Mortgage Capital Corporation	$6,536
220	Whitestone Real Estate Investment Trust	3,087
910	WP GLIMCHER, Inc.	12,804
	TOTAL REAL ESTATE
	INVESTMENT TRUSTS (Cost $2,407,337)	2,257,012

SHORT-TERM INVESTMENTS – 3.3%
161,729	Short Term Investments Trust –
	Liquid Assets Portfolio – 0.10%*	161,729
	TOTAL SHORT-TERM INVESTMENTS (Cost $161,729)	161,729
	Total Investments (Cost $5,015,368) – 100.0%	4,932,035
	Other Assets in Excess of Liabilities – 0.0%	2,435
	TOTAL NET ASSETS – 100.0%	$4,934,469

*	Annualized seven-day yield as of May 31, 2015.
(a)	Non-income producing.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF ASSETS & LIABILITIES
At May 31, 2015 (Unaudited)

ASSETS
Investments in securities, at value (Cost $5,015,368)	$4,932,035
Cash	110
Interest and dividends receivable	5,511
Total assets	4,937,656

LIABILITIES
Management fees payable	3,187
Total liabilities	3,187

NET ASSETS	$4,934,469

Net assets consist of:
Paid-in capital	$5,050,320
Undistributed (accumulated) net investment income (loss)	(32,820)
Accumulated net realized gain (loss) on investments	302
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(83,333)
Net assets	$4,934,469

Net asset value:
Net assets	$4,934,469
Shares outstanding^	250,000
Net asset value, offering and redemption price per share	$19.74

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF OPERATIONS
Period Ended May 31, 2015 (Unaudited)

INCOME:
Dividends	$70,041
Interest	43
Total investment income	70,084

EXPENSES:
Management fees	11,529
Total expenses	11,529
Net investment income	58,555

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	302
Change in unrealized appreciation (depreciation) on investments	(83,333)
Net realized and unrealized gain (loss) on investments	(83,031)
Net increase (decrease) in net assets
resulting from operations	$(24,476)

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
May 31, 2015*
(Unaudited)
OPERATIONS
Net investment income	$58,555
Net realized gain (loss) on investments	302
Change in unrealized appreciation (depreciation)
of investments	(83,333)
Net increase (decrease) in net assets
resulting from operations	(24,476)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(91,375)
From net realized gain	—
Total distributions to shareholders	(91,375)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,050,320
Net increase (decrease) in net assets derived
from net share in outstanding shares (a)	5,050,320
Net increase (decrease) in net assets	4,934,469

NET ASSETS
Beginning of period	—
End of period	$4,934,469
Undistributed (accumulated) net investment income	$(32,820)

(a)  Summary of capital share transactions is as follows:

	Period Ended
	May 31, 2015
	(Unaudited)
	Shares	Amount
Subscriptions	250,000	$5,050,320
Redemptions	—	—
Total	250,000	$5,050,320

*	Fund commenced operations on January 7, 2015. The information presented is for the period from January 7, 2015 to May 31, 2015.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	May 31, 2015(1)
	(Unaudited)
Net asset value, beginning of period	$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.30
Net realized and unrealized gain (loss) on investments	(0.13)
Total from investment operations	0.17

LESS DISTRIBUTIONS:
Distributions from
Net investment income	(0.43)
Net realized gain	—
Total distributions	(0.43)

Net asset value, end of period	$19.74

Total return	0.82	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$4,934

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(4)
Net investment income (loss) to average net assets	3.81	%(4)

Portfolio turnover rate	1	%(3)

(1)	Commencement of operations on January 7, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Master Income ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before fee and expenses, track the TFMS HIPS 300 Index. The Fund commenced operations on January 7, 2015.

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 Shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Unit of $750. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received for the period. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in investment companies that are not listed on a national securities exchange (e.g. mutual funds), including money market funds, are valued at their net asset value per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available or are deemed unreliable are valued at their respective fair values as determined in good faith by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. The use of fair value pricing by the Fund may cause the net asset value of the shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,610,320	$—	$—	$1,610,320
Exchange Traded Funds	88,117	—	—	88,117
Mutual Funds	814,857	—	—	814,857
Real Estate
Investment Trusts	2,257,012	—	—	2,257,012
Short-Term Investments	161,729	—	—	161,729
Total Investments
in Securities	$4,932,035	$—	$—	$4,932,035

^ See Schedule of Investments for sector breakouts.
During the period ended May 31, 2015, the Fund did not recognize any transfers to or from Level 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended May 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended May 31,2015, the Fund did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the Fund did not incur any interest of penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to May 31, 2015, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Penserra Capital Management, LLC serves as the Sub-Adviser. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited) (Continued)

and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.  For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers and a Trustee of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2015, purchases and sales of securities were $36,286 and $38,359, respectively.

There were no purchases or sales of U.S. Government securities.

For the period ended May 31, 2015, in-kind transactions associated with creations and redemptions were $4,904,346 and $0, respectively.

NOTE 5 – TAX COST BASIS

The Fund commenced operations on January 7, 2015; therefore, there is no tax information available as of May 31, 2015.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the period ended May 31, 2015 was as follows:

Ordinary Income	$91,375

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on November 17 and December 23, 2014 (together, the “Meetings”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	at a meeting held on November 17, 2014, the first Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Master Income ETF (the “Fund”);
•	at a meeting held on December 23, 2014, the second Advisory Agreement (together with the first Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Trust, on behalf of the Fund;
•	at a meeting held on November 17, 2014, the first Sub-Advisory Agreement between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”);
•
at a meeting held on December 23, 2014, the second Sub-Advisory Agreement (together with the first Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Adviser, the Trust, on behalf of the Fund, and Penserra.

Prior to each applicable Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser; (ii) the Adviser and Sub-Adviser’s costs and profits they will realize in providing their services, including any fall-out benefits enjoyed by each firm; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the Agreements reflect economies of scale shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board considered that the second Advisory Agreement and second Sub-Advisory Agreement were being approved because the Adviser anticipated undergoing a change in control shortly after the first Advisory Agreement and first Sub-Advisory Agreement were expected to become effective (the “Transaction”). Consequently, the approval of the second Advisory Agreement and second Sub-Advisory Agreement would ensure advisory services would be provided to the Fund without interruption before and after the Transaction.

Prior to the Meetings, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Adviser and Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and Sub-Adviser separately discussed their experience with exchange-traded funds (“ETFs”). The representative of the Sub-Adviser discussed the services to be provided by his firm, which would be responsible for executing purchase and sale transactions in the Fund. The Board then discussed the written materials that it received before the Meetings, the oral presentations and any other information that the Board received at the Meetings, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreements, noting that the Adviser will be providing investment management services to the Fund. The Trustees noted that the services to be provided under the first Advisory Agreement were identical in all material respects to those services to be provided under the second Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board noted that, although the Adviser had recently appointed a new CCO, such individual would be supported by the Adviser’s existing compliance team and the change was not expected to have any effect on the quality of the Adviser’s compliance program.

The Board also considered the Adviser’s experience working with ETFs, including other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s CCO and the ownership structure of the firm. The Board also considered its experience with the Adviser providing investment management services to other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Sub-Adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that no diminution in the nature, quality and extent of services provided by the Adviser to the Fund and its shareholders was expected as a result of the Transaction and that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Historical Performance.  The Board noted that the Fund had not yet commenced operations. The Board also considered that the Transaction will not alter the allocation of responsibilities between the Adviser and Sub-Adviser, and that the Sub-Adviser will continue to furnish an investment program in respect of, make investment decisions for and place all orders for the purchase and sale of securities for the Fund’s investment portfolio, subject to oversight of the Board and the Adviser. The Board noted that the distinctive indexed investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board would focus on the extent to which the Fund achieved its objective as a passively-managed index fund.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared the expense ratio to the universe of Real Estate Investment Trust (“REIT”) and Master Limited Partnership (“MLP”) ETFs reported by Morningstar. The Board noted that the Fund’s total expense ratio was significantly higher than that of its peer group average, but that the peer group reflected a relatively small number of funds, most of which focused solely on a single asset class (REITs or MLPs), rather than a diversified set of pass-through securities. The Board noted that the inclusion of multiple asset classes was an appropriate justification for the Fund’s higher-than-average expense ratio.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund and its sponsor, taking into account an analysis of the Adviser’s profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreements at the applicable Meetings; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreements, including the

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreements with the Sub-Adviser

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Sub-Advisory Agreements, noting that the Sub-Adviser would be providing investment management services to the Fund. The Trustees noted that the services to be provided under the first Sub-Advisory Agreement were identical in all material respects to those services to be provided under the second Sub-Advisory Agreement. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered the report of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s Chief Investment Officer’s experience providing investment management services to other ETFs. The Board noted that it had received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about background and experience and its Chief Investment Officer, the ownership structure of the firm and its affiliates, and the financial resources available to the firm.

Historical Performance.  The Board noted that the Fund had not yet commenced operations. Consequently, the Board concluded that performance of the Fund was not a relevant factor to their deliberations.

Cost of Services Provided and Economies of Scale.  The Board reviewed the sub-advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreements. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm.

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Fund, taking into account the Sub-Adviser’s expected profitability. The Board considered that under certain circumstances, the Sub-Adviser might direct Fund transactions to its affiliated broker-dealer, in which case the Sub-Adviser could benefit from any commissions received by its affiliate. The Board further noted that any such commissions would be required to be in line with market rates charged for other clients of the firm and were expected to be immaterial with respect to the Fund. The Board concluded that the sub-advisory fees were reasonable.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. However, it was the consensus of the Board that based on the initial size of the Fund, economies had not been reached and the matter of economies of scale would be revisited as the Fund’s size increases.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreements at the applicable Meetings; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

Master Income ETF

EXPENSE EXAMPLE
For the Period Ended May 31, 2015 (Unaudited)

As a shareholder of Master Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 7, 2015 – May 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 7, 2015	May 31, 2015	During the Period
Actual	$1,000	$1,008	$2.99
Hypothetical (5% annual	$1,000	$1,017	$3.00
return before expenses)

Master Income ETF

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Funds file it’s complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.masterincomeetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending November 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Master Income ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Mellon Capital Management, LLC
50 Fremont Street, Suite 3900
San Francisco, California  94105

Index Provider
Trust & Fiduciary Management Services, Inc.
50 Federal Street
Boston, Massachusetts  02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio  44145-1524

Legal Counsel
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC  20006-1806

Master Income ETF
Symbol – HIPS
CUSIP – 26922A867

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/ Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date     August 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, Principal Executive Officer

Date     August 4, 2015

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Principal Financial Officer

Date     August 4, 2015

* Print the name and title of each signing officer under his or her signature.